Lease liabilities	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
Lease liabilities
27.	Lease liabilities

	Effective interest rate	Maturity	31.12.2019	31.12.2019
	%		RMB’000	US$’000
Current (Note 19)	1.25% - 6.20%	2020	28,633	4,041

Non- current (Note 19)	1.25% - 6.20%	2021-2024	31,374	4,428